Spinoff Transaction - Summary of Former Parent Balances (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Spinoff Transaction [Line Items]
Keystone XL contractual recoveries	$ 0		$ 48,000,000
FERC variable toll disputes	91,000,000		44,000,000
MP-14 costs	30,000,000		30,000,000
Withdrawal of Variable Toll Disputes		$ 0	51,000,000
TC Energy | Gross, Spinoff
Spinoff Transaction [Line Items]
Keystone XL contractual recoveries	0		56,000,000
CER variable toll disputes	172,000,000		114,000,000
FERC variable toll disputes	0		(51,000,000)
MP-14 costs	(30,000,000)		(30,000,000)
Withdrawal of Variable Toll Disputes	(96,000,000)
TC Energy | Former Parent
Spinoff Transaction [Line Items]
Keystone XL contractual recoveries	0		48,000,000
CER variable toll disputes	127,000,000		98,000,000
FERC variable toll disputes	0		(44,000,000)
MP-14 costs	(26,000,000)		(26,000,000)
Withdrawal of Variable Toll Disputes	(91,000,000)
TC Energy | Net, Spinoff
Spinoff Transaction [Line Items]
Keystone XL contractual recoveries	0		8,000,000
CER variable toll disputes	45,000,000		16,000,000
FERC variable toll disputes	0		(7,000,000)
MP-14 costs	(4,000,000)		$ (4,000,000)
Withdrawal of Variable Toll Disputes	$ (5,000,000)